Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies:
Basis of Consolidation
The consolidated financial statements include the accounts and operations of Albemarle Corporation and our wholly owned, majority owned and controlled subsidiaries. Unless the context otherwise indicates, the terms “Albemarle,” “we,” “us,” “our” or “the Company” mean Albemarle Corporation and our consolidated subsidiaries. We apply the equity method of accounting for investments in which we have an ownership interest from 20% to 50% or where we exercise significant influence over the related investee’s operations. All significant intercompany accounts and transactions are eliminated in consolidation.
Organizational Realignment
Effective January 1, 2014, the Company’s assets and businesses were realigned under two operating segments. The Performance Chemicals segment includes Fire Safety Solutions, Specialty Chemicals and Fine Chemistry Services product categories, and the Catalyst Solutions segment includes Refinery Catalyst Solutions, Performance Catalyst Solutions and Antioxidants product categories. These consolidated financial statements and related footnotes, including prior year financial information, are presented as if there were only two reporting segments for all periods presented.
Estimates, Assumptions and Reclassifications
The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) in the United States (U.S.) requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Certain amounts in the accompanying consolidated financial statements and notes thereto have been reclassified to conform to the current presentation.
Revenue Recognition
We recognize sales when the revenue is realized or realizable, and has been earned, in accordance with authoritative accounting guidance. We recognize net sales as risk and title to the product transfer to the customer, which usually occurs at the time shipment is made. Significant portions of our sales are sold free on board (FOB) shipping point or on an equivalent basis, and other transactions are based upon specific contractual arrangements. Our standard terms of delivery are generally included in our contracts of sale, order confirmation documents and invoices. We recognize revenue from services when performance of the services has been completed. We have a limited amount of consignment sales that are billed to the customer upon monthly notification of amounts used by the customers under these contracts. Where the Company incurs pre-production design and development costs under long-term supply contracts, these costs are expensed where they relate to the products sold unless contractual guarantees for reimbursement exist. Conversely, these costs are capitalized if they pertain to equipment that we will own and use in producing the products to be supplied and expect to utilize for future revenue generating activities.
Performance and Life Cycle Guarantees
We provide customers certain performance guarantees and life cycle guarantees. These guarantees entitle the customer to claim compensation if the product does not conform to performance standards originally agreed upon. Performance guarantees relate to minimum technical specifications that products produced with the delivered product must meet, such as yield and product quality. Life cycle guarantees relate to minimum periods for which performance of the delivered product is guaranteed. When either performance guarantees or life cycle guarantees are contractually agreed upon, an assessment of the appropriate revenue recognition treatment is evaluated. When testing or modeling of historical results predict that the performance or life cycle criteria will be satisfied, revenue is recognized in accordance with shipping terms at the time of delivery. When testing or modeling of historical results predict that the performance or life cycle criteria may not be satisfied, we bill the customer upon shipment and defer the related revenue and cost associated with these products. These deferrals are released to earnings when the contractual period expires.

Shipping and Handling Costs
Amounts billed to customers in a sales transaction related to shipping and handling have been classified as net sales and the cost incurred by us for shipping and handling has been classified as cost of goods sold in the accompanying consolidated statements of income. In addition, taxes billed to customers in a sales transaction are presented in the consolidated statements of income on a net basis.
Cash and Cash Equivalents
Cash and cash equivalents include cash and highly liquid investments with insignificant interest rate risks and original maturities of three months or less.
Inventories
Inventories are stated at lower of cost or market with cost determined primarily on the first-in, first-out basis. Cost is determined on the weighted-average basis for a small portion of our inventories at foreign plants and our stores, supplies and other inventory. A portion of our domestic produced finished goods and raw materials are determined on the last-in, first-out basis.
Property, Plant and Equipment
Property, plant and equipment include costs of assets constructed, purchased or leased under a capital lease, related delivery and installation costs and interest incurred on significant capital projects during their construction periods. Expenditures for renewals and betterments also are capitalized, but expenditures for normal repairs and maintenance are expensed as incurred. Costs associated with yearly planned major maintenance are deferred and amortized over 12 months or until the same major maintenance activities must be repeated, whichever is shorter. The cost and accumulated depreciation applicable to assets retired or sold are removed from the respective accounts, and gains or losses thereon are included in income.
The Company records depreciation and amortization in its consolidated statements of income primarily in Cost of goods sold, with minor amounts also recorded in Selling, general and administrative expenses and Research and development expenses depending on the functional utilization of the related assets. Depreciation is computed by the straight-line method based on the estimated useful lives of the assets. We have a policy where our internal engineering group provides asset life guidelines for book purposes. These guidelines are reviewed against the economic life of the business for each project and asset life is determined as the lesser of the manufacturing life or the “business” life. The engineering guidelines are reviewed periodically.
We evaluate historical and expected undiscounted operating cash flows of our business segments to determine the future recoverability of any property, plant and equipment recorded. Property, plant and equipment is re-evaluated whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.
The costs of brine wells, leases and royalty interests are primarily amortized over the estimated average life of the field on a straight-line basis. On a yearly basis for all fields, this approximates a units-of-production method based upon estimated reserves and production volumes.
Investments
Investments are accounted for using the equity method of accounting if the investment gives us the ability to exercise significant influence, but not control, over the investee. Significant influence is generally deemed to exist if we have an ownership interest in the voting stock of the investee between 20% and 50%, although other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, we record our investments in equity-method investees in the consolidated balance sheets as Investments and our share of investees’ earnings or losses together with other-than temporary impairments in value as Equity in net income of unconsolidated investments in the consolidated statements of income.
Certain mutual fund investments are accounted for as trading equities and are marked-to-market on a monthly basis through the consolidated statements of income. Investments in joint ventures and nonmarketable securities of immaterial entities are estimated based upon the overall performance of the entity where financial results are not available on a timely basis.
Environmental Compliance and Remediation
Environmental compliance costs include the cost of purchasing and/or constructing assets to prevent, limit and/or control pollution or to monitor the environmental status at various locations. These costs are capitalized and depreciated based on estimated useful lives. Environmental compliance costs also include maintenance and operating costs with respect to pollution prevention and control facilities and other administrative costs. Such operating costs are expensed as incurred. Environmental remediation costs of facilities used in current operations are generally immaterial and are expensed as incurred. On an undiscounted basis, we accrue for environmental remediation costs and post-remediation costs that relate to existing conditions caused by past operations at facilities or off-plant disposal sites in the accounting period in which responsibility is established and when the related costs are estimable. In developing these cost estimates, we evaluate currently available facts regarding each site, with consideration given to existing technology, presently enacted laws and regulations, prior experience in remediation of contaminated sites, the financial capability of other potentially responsible parties and other factors, subject to uncertainties inherent in the estimation process. Additionally, these estimates are reviewed periodically, with adjustments to the accruals recorded as necessary.
Research and Development Expenses
Our research and development expenses related to present and future products are expensed as incurred. These expenses consist primarily of personnel-related costs and other overheads, as well as outside service and consulting costs incurred for specific programs. Our U.S. facilities in Michigan, Pennsylvania, South Carolina, Texas and Louisiana and our global facilities in the Netherlands, Germany, Belgium, China and Korea form the capability base for our contract research and custom manufacturing businesses. These business areas provide research and scale-up services primarily to innovative life science companies.
Goodwill and Other Intangible Assets
We account for goodwill and other intangibles acquired in a business combination in conformity with current accounting guidance that requires that goodwill and indefinite-lived intangible assets not be amortized.
We test goodwill for impairment by comparing the estimated fair value of our reporting units to the related carrying value. We estimate the fair value based on present value techniques involving future cash flows. Future cash flows include assumptions for sales volumes, selling prices, raw material prices, labor and other employee benefit costs, capital additions and other economic or market related factors. Significant management judgment is involved in estimating these variables and they include inherent uncertainties since they are forecasting future events. We use a Weighted Average Cost of Capital (WACC) approach to determine our discount rate for goodwill recoverability testing. Our WACC calculation incorporates industry-weighted average returns on debt and equity from a market perspective. The factors in this calculation are largely external to our company, and therefore, are beyond our control. We test our recorded goodwill balances for impairment in the fourth quarter of each year or upon the occurrence of events or changes in circumstances that would more likely than not reduce the fair value of our reporting units below their carrying amounts. The Company performed its annual goodwill impairment test as of October 31, 2013 and concluded there was no impairment as of that date.
Definite-lived intangible assets, such as purchased technology, patents, customer lists and trade names are amortized over their estimated useful lives, generally for periods ranging from five to forty years. We continually evaluate the reasonableness of the useful lives of these assets and test for impairment in accordance with current accounting guidance. See Note 10, “Goodwill and Other Intangibles.”
Pension Plans and Other Postretirement Benefits
Under authoritative accounting standards, assumptions are made regarding the valuation of benefit obligations and the performance of plan assets. As required, we recognize a balance sheet asset or liability for each of the pension and other postretirement benefit (OPEB) plans equal to the plan’s funded status as of the measurement date. The primary assumptions are as follows:

•	Discount Rate—The discount rate is used in calculating the present value of benefits, which is based on projections of benefit payments to be made in the future.

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Expected Return on Plan Assets—We project the future return on plan assets based on prior performance and future expectations for the types of investments held by the plans, as well as the expected long-term allocation of plan assets for these investments. These projected returns reduce the net benefit costs recorded currently.

•	Rate of Compensation Increase—For salary-related plans, we project employees’ annual pay increases, which are used to project employees’ pension benefits at retirement.

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Rate of Increase in the Per Capita Cost of Covered Health Care Benefits—Eligible retirees receive fully insured medical benefits with the Company providing a cost sharing benefit subject to a cap. The pre-65 and post-65 caps were fully met as of January 1, 2013 and we do not anticipate increases in the cost sharing caps.

Actuarial gains and losses are recognized annually in our consolidated statements of income in the fourth quarter and whenever a plan is determined to qualify for a remeasurement during a fiscal year. The remaining components of pension and OPEB plan expense, primarily service cost, interest cost and expected return on assets, are recorded on a quarterly basis. The market-related value of assets equals the actual market value as of the date of measurement.
During 2013, we made changes to the assumptions related to the discount rate, expected return on assets, and mortality scales. We consider available information that we deem relevant when selecting each of these assumptions.
In selecting the discount rates for the U.S. plans, we consider expected benefit payments on a plan-by-plan basis. As a result, the Company uses different discount rates for each plan depending on the demographics of participants and the expected timing of benefit payments. For 2013, the discount rates were calculated using the results from a bond matching technique developed by Milliman, which matched the future estimated annual benefit payments of each respective plan against a portfolio of bonds of high quality to determine the discount rate. We believe our selected discount rates are determined using preferred methodology under authoritative accounting guidance and accurately reflect market conditions as of the December 31, 2013 measurement date.
In selecting the discount rates for the foreign plans, we relied on Aon Hewitt methods, including the Aon Hewitt Top-Quartile and a yield curve derived from fixed-income security yields. The yield curve is generally based on a universe containing Aa-graded corporate bonds in the Euro zone without special features or options, which could affect the duration. In some countries, the yield curve is based on local government bond rates with a premium added to reflect corporate bond risk. Payments we expect to be made from our retirement plans are applied to the resulting yield curve. For each plan, the discount rate was developed as the level equivalent rate that would produce the same present value as that using spot rates aligned with the projected benefit payments.
In estimating the expected return on plan assets, we consider past performance and future expectations for the types of investments held by the plan as well as the expected long-term allocation of plan assets to these investments. In projecting the rate of compensation increase, we consider past experience in light of movements in inflation rates.
Employee Savings Plans
Certain of our employees participate in our defined contribution 401(k) employee savings plan, which is generally available to all U.S. full-time salaried and non-union hourly employees and to employees who are covered by a collective bargaining agreement that provides for such participation. With respect to our foreign subsidiaries, we have a plan in the Netherlands similar to a collective defined contribution plan.
Deferred Compensation Plan
We maintain an Executive Deferred Compensation Plan (EDCP) that was adopted in 2001 and subsequently amended. The purpose of the EDCP is to provide current tax planning opportunities as well as supplemental funds upon the retirement or death of certain of our employees. The EDCP is intended to aid in attracting and retaining employees of exceptional ability by providing them with these benefits. We also maintain a Benefit Protection Trust (the Trust) that was created to provide a source of funds to assist in meeting the obligations of the EDCP, subject to the claims of our creditors in the event of our insolvency. Assets of the Trust are consolidated in accordance with authoritative guidance. The assets of the Trust consist primarily of mutual fund investments (which are accounted for as trading securities and are marked-to-market on a monthly basis through the consolidated statement of income) and cash and cash equivalents.
Stock-based Compensation Expense
The fair value of restricted stock awards, restricted stock unit awards and performance unit awards is determined based on the number of shares or units granted and the quoted price of our common stock at grant date, and the fair value of stock options is determined using the Black-Scholes valuation model. The fair value of these awards is determined after giving effect to estimated forfeitures. Such value is recognized as expense over the service period, which is generally the vesting period of the equity grant. To the extent restricted stock awards, restricted stock unit awards, performance unit awards and stock options are forfeited prior to vesting in excess of the estimated forfeiture rate, the corresponding previously recognized expense is reversed as an offset to operating expenses.

Income Taxes
We use the liability method for determining our income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Under this method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Future tax benefits are recognized to the extent that realization of such benefits is more likely than not.
Deferred income taxes are provided for the estimated income tax effect of temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. Deferred tax assets are also provided for operating losses, capital losses and certain tax credit carryovers. A valuation allowance, reducing deferred tax assets, is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The realization of such deferred tax assets is dependent upon the generation of sufficient future taxable income of the appropriate character. Although realization is not assured, we do not establish a valuation allowance when we believe it is more likely than not that a net deferred tax asset will be realized.
We only recognize a tax benefit after concluding that it is more likely than not that the benefit will be sustained upon audit by the respective taxing authority based solely on the technical merits of the associated tax position. Once the recognition threshold is met, we recognize a tax benefit measured as the largest amount of the tax benefit that, in our judgment, is greater than 50% likely to be realized. Interest and penalties related to income tax liabilities under current accounting guidance for uncertain tax positions are included in income tax expense.
We have designated the undistributed earnings of substantially all of our foreign operations as permanently reinvested and as a result we do not provide for deferred income taxes on the unremitted earnings of these subsidiaries. Our foreign earnings are computed under U.S. federal tax earnings and profits, or E&P, principles. In general, to the extent our financial reporting book basis over tax basis of a foreign subsidiary exceeds these E&P amounts, deferred taxes have not been provided as they are essentially permanent in duration. The determination of the amount of such unrecognized deferred tax liability is not practicable. We provide for deferred income taxes on our undistributed earnings of foreign operations that are not deemed to be permanently reinvested.
Accumulated Other Comprehensive Income
Accumulated other comprehensive income is comprised principally of foreign currency translation adjustments and net prior service benefit for our defined benefit plans and related deferred income taxes in accordance with current accounting guidance.
Foreign Currency Translation
The assets and liabilities of all foreign subsidiaries were prepared in their respective functional currencies and translated into U.S. Dollars based on the current exchange rate in effect at the balance sheet dates, while income and expenses were translated at average exchange rates for the periods presented. Translation adjustments are reflected as a separate component of equity.
Our consolidated statements of income include foreign exchange transaction losses of $10.6 million, $4.9 million and $3.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Derivative Financial Instruments
We manage our foreign currency exposures by balancing certain assets and liabilities denominated in foreign currencies and through the use of foreign currency forward contracts from time to time, which generally expire within one year. The principal objective of such contracts is to minimize the financial risks and costs associated with global operating activities. While these contracts are subject to fluctuations in value, such fluctuations are generally expected to be offset by fluctuations in the value of the underlying foreign currency exposures being hedged. Gains and losses on foreign currency forward contracts are recognized currently in income, but generally do not have a significant impact on results of operations.
The counterparties to these contractual agreements are major financial institutions with which we generally have other financial relationships. We are exposed to credit loss in the event of nonperformance by these counterparties. However, we do not anticipate nonperformance by the counterparties. We do not utilize financial instruments for trading or other speculative purposes. At December 31, 2013 and 2012, we had outstanding foreign currency forward contracts with notional values totaling $321.4 million and $274.0 million, respectively.
Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (FASB) issued accounting guidance that requires entities to disclose information about financial instruments (including derivatives) and transactions eligible for offset in the statement of financial position or subject to an agreement similar to a master netting arrangement. In January 2013, the FASB issued additional guidance that limits the scope of these new requirements to certain derivatives, repurchase agreements and reverse repurchase agreements and securities borrowing and lending transactions. These amendments became effective on January 1, 2013 and had no impact on our consolidated financial statements.
In February 2013, the FASB issued accounting guidance that requires companies to present either in a single note or on the face of the financial statements the effect of significant amounts reclassified from each component of accumulated other comprehensive income, and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. These amendments became effective for us beginning with the first quarter of 2013 and did not have a material impact on our consolidated financial statements.
In February 2013, the FASB issued accounting guidance that requires entities that have obligations resulting from joint and several liability arrangements and for which the total amount is fixed at the reporting date to measure such obligations as the sum of (a) the amount the entity agreed to pay on the basis of its arrangement among its co-obligors, and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. Entities are also required to disclose the nature, amount and any other relevant information about such obligations. This accounting guidance will become effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied retrospectively to all prior periods presented for obligations that exist at the beginning of an entity’s fiscal year of adoption. We do not expect this new guidance to have a material effect on our consolidated financial statements.
In March 2013, the FASB issued accounting guidance that clarifies a parent company’s accounting for the cumulative foreign currency translation adjustment when the parent sells a part or all of its investment in a foreign entity. The guidance clarifies that the sale of an investment in a foreign entity includes both (a) events that result in the loss of a controlling financial interest in a foreign entity, and (b) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative foreign currency translation adjustment should be released into net income upon the occurrence of those events. This accounting guidance will become effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to derecognition events occurring after the effective date. The impact of these new requirements on our financial statements will depend upon the nature, terms and size of derecognition events, if any, that may occur in the future related to any of our foreign entities.

In July 2013, the FASB issued accounting guidance designed to reduce diversity in practice of financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. These new requirements become effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We do not expect this new guidance to have a material effect on our consolidated financial statements.